CONSOLIDATED BALANCE SHEETS (USD $)	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Current Assets
Cash	$ 37,732,846	$ 52,350,583	$ 5,404,167
Accounts receivable.	2,881,127	3,888,402	417,965
Prepaid expenses and retainers	47,213	66,051	60,398
Total Current Assets	40,661,186	56,305,036	5,882,530
Properties and Equipment
Oil and natural gas properties subject to amortization	80,615,298	58,040,724	23,051,904
Office equipment	381,762	257,911	175,106
Total Properties and Equipment	80,997,060	58,298,635	23,227,010
Accumulated depreciation, depletion and amortization	(4,410,449)	(2,880,253)	(596,162)
Net Properties and Equipment	76,586,611	55,418,382	22,630,848
Total Assets	117,247,797	111,723,418	28,513,378
Current Liabilities
Accounts payable	7,346,378	6,229,490	1,191,431
Other accrued liabilities	2,323,456	1,002,153	0
Total Current Liabilities	9,669,834	7,231,643	1,191,431
Noncurrent Liabilities
Deferred income taxes	1,387,087	703,651	625,950
Asset retirement obligation	1,801,224	1,182,410	496,286
Total Noncurrent Liabilities	3,188,311	1,886,061	1,122,236
Stockholders' Equity
Preferred stock - $0.001 par value; 50,000,000 shares authorized; no shares issued or outstanding	0	0	0
Common stock - $0.001 par value; 150,000,000 shares authorized; 23,601,674 shares , 23,576,313 shares and 14,166,011 shares outstanding, respectively	23,601	23,576	14,166
Additional paid-in capital	109,638,389	109,018,165	32,169,363
Accumulated deficit	(5,272,338)	(6,436,027)	(5,983,818)
Total Stockholders' Equity	104,389,652	102,605,714	26,199,711
Total Liabilities and Stockholders' Equity	$ 117,247,797	$ 111,723,418	$ 28,513,378